Financial risk management - Summary of transfers that do not qualify for derecognition (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Securities measured at FVTPL
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	₩ 7,461,978	₩ 9,883,335
Bonds sold under repurchase agreements
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	9,056,859	10,741,366
Associated financial liabilities	9,544,536	10,709,115
Securities at FVOCI
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	1,325,157	647,541
Securities at amortized cost
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	269,724	210,490
Securities loaned
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	13,975,629	9,262,617
Government bonds
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	13,282,971	9,044,914
Financial institutions bonds
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	425,179	209,594
Corporation bonds
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	222,857	0
Equity securities
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	₩ 44,622	₩ 8,109